(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents a reconciliation of basic and diluted earnings per share:

	For the years ended December, 31
	2020	2019		2018
Numerator:
Net (loss)	$(9,075,353)	$(61,995,758)		$(3,818,737)
Denominator:
Weighted average number of common stock outstanding-basic and diluted	6,406,146	4,422,837	*	4,422,837	*
(Loss) per share – Basic and diluted:	$(1.42)	$(14.02	)*	$(0.85	)*

* - The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.